UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       02/13/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/08
                              RUN DATE: 12/31/08

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   38
                                        --------------------

Form 13F Information Table Value Total:           $66,690
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 AMERON INTERNATIONAL CORP        COM         30710107          510     8,100                 SOLE          0        8,100
 ACXIOM CORP                      COM         005125109       2,199   271,110                 SOLE          0      271,110
 ADMINISTAFF INC                  COM         007094105       1,320    60,900                 SOLE          0       60,900
 AMEDISYS INC                     COM         023436108       2,170    52,486                 SOLE          0       52,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,926   101,800                 SOLE          0      101,800
 BELDEN INC                       COM         77459105        1,324    63,400                 SOLE          0       63,400
 CHECKPOINT SYSTEMS INC           COM         162825103         597    60,700                 SOLE          0       60,700
 CIMAREX ENERGY                   COM         171798101       2,981   111,300                 SOLE          0      111,300
 COHERENT INC                     COM         192479103       2,341   109,064                 SOLE          0      109,064
 COVANCE INC                      COM         222816100         138     3,000                 SOLE          0        3,000
 CRANE CO                         COM         224399105         621    36,000                 SOLE          0       36,000
 CSG SYS INTL INC                 COM         126349109       5,043   288,646                 SOLE          0      288,646
 CURTISS WRIGHT CORP              COM         231561101         902    27,000                 SOLE          0       27,000
 DATASCOPE CORP                   COM         238113104       1,191    22,800                 SOLE          0       22,800
 CYMER INC                        COM         232572107       1,885    86,042                 SOLE          0       86,042
 DREW INDUSTRIES INC              COM         26168L205         335    27,900                 SOLE          0       27,900
 EMCOR GROUP INC                  COM         29084Q100       1,788    79,700                 SOLE          0       79,700
 GARDNER DENVER INC               COM         365558105         320    13,700                 SOLE          0       13,700
 GLOBAL PAYMENTS INC              COM         37940X102       5,020   153,100                 SOLE          0      153,100
 HEICO CORP                       COM         422806109         330     8,500                 SOLE          0        8,500
 KAYDON CORP                      COM         486587108       5,424   157,900                 SOLE          0      157,900
 LHC GROUP INC                    COM         50187A107       2,829    78,572                 SOLE          0       78,572
 MARINE PRODUCTS CORP             COM         568427108       1,162   206,803                 SOLE          0      206,803
 SPSS INC                         COM         78462K102         472    17,500                 SOLE          0       17,500
 MIDDLEBY CORP                    COM         596278101         556    20,406                 SOLE          0       20,406
 MKS INSTRUMENTS INC              COM         55306N104       2,391   161,660                 SOLE          0      161,660
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,449    66,500                 SOLE          0       66,500
 MTS SYS CORP                     COM         553777103         421    15,791                 SOLE          0       15,791
 PERINI CORP                      COM         713839108         447    19,100                 SOLE          0       19,100
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,561   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,518    86,800                 SOLE          0       86,800
 ROLLINS INC                      COM         775711104       1,863   103,025                 SOLE          0      103,025
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,649    59,400                 SOLE          0       59,400
 SYKES ENTERPRISES INC            COM         871237103         742    38,826                 SOLE          0       38,826
 THOR INDUSTRIES                  COM         885160101         506    38,400                 SOLE          0       38,400
 VARIAN INC                       COM         922206107         277     8,279                 SOLE          0        8,279
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       1,067    58,875                 SOLE          0       58,875
 WABTEC CORP                      COM         929740108       7,417   186,600                 SOLE          0      186,600
